Stock Award Plans (Tables)	12 Months Ended
Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option activity
A summary of stock option activity and changes during the year are as follows.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2015	1,027,374	$21.64	3	$1,867
Granted	—	—
Exercised	(438,456)	21.51
Forfeited	(129,475)	22.32
Outstanding at September 30, 2016	459,443	$21.47	2	$2,392
Exercisable at September 30, 2016	459,443	$21.47	2	$2,392

Schedule of miscellaneous information related to stock options
The table below presents other information regarding stock options.

Year ended September 30,	2016	2015	2014
	(In thousands, except fair value of options granted)
Compensation cost for stock options	$89	$232	$324
Weighted average grant date fair value per stock option	2.73	2.96	2.95
Total intrinsic value of options exercised	1,651	831	1,136
Grant date FV of options exercised	1,422	368	1,962
Cash received from option exercises	9,283	2,069	10,142
Tax benefit realized for option exercises	—	—	159

Summary of nonvested activity
The following is a summary of activity related to non-vested stock options.

Year ended September 30,	2016		2015		2014
Non-vested Stock Options	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	69,287	$3.85	145,795	$3.87	287,750	$3.44
Granted	—	—	—	—	—	—
Vested	(62,227)	3.91	(61,018)	3.88	(119,520)	2.88
Forfeited	(7,060)	3.89	(15,490)	3.90	(22,435)	3.63
Outstanding at end of period	—	$—	69,287	$3.85	145,795	$3.87

Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of nonvested activity
The following table summarizes information about nonvested restricted stock activity.

Year ended September 30,	2016		2015		2014
Non-vested Restricted Stock	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value
Outstanding at beginning of period	521,302	$15.03	515,845	$14.10	480,904	$11.52
Granted	229,450	17.20	301,750	$14.26	300,500	15.43
Vested	(165,965)	15.96	(223,043)	13.24	(202,014)	11.68
Forfeited	(94,424)	13.64	(73,250)	10.72	(63,545)	8.50
Outstanding at end of period	490,363	$16.00	521,302	$15.03	515,845	$14.10